CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total		Common stock, including treasury stock		Preferred Stock		Surplus		Accumulated deficit		Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2008		$ 3,268,364,000		$ 1,566,277,000		$ 1,483,525,000		$ 621,879,000		$ (374,488,000)		$ (28,829,000)
Net income (loss)		(573,919,000)								(573,919,000)
Exchange Of Preferred Stock For Trust Preferred Securities Issued		(415,885,000)				(901,165,000)				485,280,000	[1]
Issuance Of Common Stock In Exchange Of Preferred Stock		(12,636,000)		1,717,000		(536,715,000)		291,974,000		230,388,000	[1]
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		317,652,000		1,858,000				315,794,000
Accretions Of Discount		0				4,515,000	[2]			(4,515,000)	[2]
Issuance costs		556,000						556,000	[3]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition		202,000						202,000
Change In Par Value		0		(1,689,389,000)	[4]			1,689,389,000	[4]
Dividends declared:
Dividends, Common Stock, Cash		(5,641,000)								(5,641,000)
Dividends, Preferred Stock, Cash		(39,857,000)								(39,857,000)
Stock Issued During Period, Value, Treasury Stock Reissued		378,000		378,000
Deemed dividend on preferred stock	[5]	0
Common stock purchases		(17,000)		(17,000)
Treasury Stock, Retired, Cost Method, Amount		0		125,556,000				(125,556,000)
Other comprehensive income, net of tax		(380,000)										(380,000)
Transfers To Statutory Reserve		0						10,000,000		(10,000,000)
Ending Balance at Dec. 31, 2009		2,538,817,000		6,380,000		50,160,000		2,804,238,000		(292,752,000)		(29,209,000)
Net income (loss)		137,401,000								137,401,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Accretions Of Discount		0
Issuance of stock		1,150,153,000		1,000		1,150,000,000	[6]	152,000
Issuance of common stock upon conversion of preferred stock		191,667,000		3,833,000	[6]	(1,150,000,000)	[6]	1,337,834,000	[6]
Issuance costs		(48,227,000)						(48,227,000)	[7]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		8,000						8,000
Change In Par Value		0
Dividends declared:
Dividends, Preferred Stock, Cash		(310,000)								(310,000)
Deemed dividend on preferred stock		(191,667,000)	[5]							(191,667,000)
Common stock purchases		(559,000)		(559,000)
Other comprehensive income, net of tax		23,248,000										23,248,000
Transfers To Statutory Reserve		0
Ending Balance at Dec. 31, 2010		3,800,531,000		9,655,000		50,160,000		4,094,005,000		(347,328,000)		(5,961,000)
Net income (loss)		151,325,000								151,325,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Accretions Of Discount		0
Issuance of stock		7,690,000		34,000				7,656,000
Change In Par Value		0
Dividends declared:
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[5]	0
Common stock purchases		(483,000)		(483,000)
Other comprehensive income, net of tax		(36,587,000)										(36,587,000)
Transfers To Statutory Reserve		0						13,000,000		(13,000,000)
Ending Balance at Dec. 31, 2011		$ 3,918,753,000		$ 9,206,000		$ 50,160,000		$ 4,114,661,000		$ (212,726,000)		$ (42,548,000)

[1]	Excess of carrying amount of preferred stock exchanged over fair value of new trust preferred securities and common stock issued.
[2]	Accretion of preferred stock discount - 2008 Series C Preferred Stock.
[3]	Net of issuance costs of preferred stock exchanged and issuance costs related to exchange and issuance of new common stock.
[4]	Change in par value from $6.00 to $0.01 (not in thousands).
[5]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock
[6]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.
[7]	Issuance costs related to issuance and conversion of depository shares (Preferred Stock - Series D).